CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (3,228)	$ (8,774)	$ (8,975)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment	3,183	3,346	4,696
Loss (gain) on disposal of property and equipment	(37)	(11)	(68)
Gains on sales of marketable securities	(6)	(41)	(74)
Grants recognized in other income and income from operations	(975)	(3,227)	(884)
Remeasurement of acquisition liabilities	(18,834)	0	0
Impairment of assets	7,170	0	0
Change in deferred tax	(4,758)	0	0
Stock compensation expense	3,040	2,779	3,170
Increase (decrease) in cash from:
Accounts receivable	2,610	(464)	733
Inventory	176	(917)	152
Prepaid expenses and other current assets	800	856	964
Research and development tax credit receivable	(6,642)	(3,938)	837
Accounts payable	(613)	(825)	(450)
Deferred revenue	(4,984)	856	(3,358)
Accrued expenses	(742)	(491)	(723)
Other current liabilities	(682)	399	(814)
Other long-term assets and liabilities	1,383	129	(663)
Net cash used in operating activities	(23,139)	(10,323)	(5,457)
Cash flows from investing activities:
Purchases of property and equipment	(1,069)	(1,903)	(3,599)
Proceeds from disposal of property and equipment	67	185	131
Proceeds from sales of marketable securities	18,246	26,382	83,128
Purchase of marketable securities	(3,567)	(25,015)	(73,632)
Cash transferred on acquisition	1,771		0
Net cash provided by (used in) investing activities	15,448	(351)	6,028
Cash flows from financing activities:
Reimbursment of loans or conditional grants	(223)	(1,910)	(1,879)
Proceeds from loans or conditional grants	6,668	7,855	436
Principal payments on capital lease obligations	(97)	(96)	(35)
Cash proceeds from issuance of ordinary shares and warrants	607	296	704
Net cash provided by financing activities	6,955	6,145	(774)
Effect of exchange rate changes on cash and cash equivalents	22	(199)	(329)
Net increase (decrease) in cash and cash equivalents	(714)	(4,728)	(532)
Cash and cash equivalents, beginning of year	3,456	8,184	8,716
Cash and cash equivalents, end of year	2,742	3,456	8,184
Supplemental disclosures of cash flow information:
Income tax paid	56	0	0
Interest paid	118	73	24
The supplemental schedule of non cash investing and financing activities is as follows
Capital lease obligations incurred	0	220	131
Fair value of assets acquired at acquisition date:	50,927	0	0
Liabilities assumed at acquisition date:	$ 50,927	$ 0	$ 0